RELATED PARTY TRANSACTIONS - Due From And To Affiliates (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Due from Affiliates
Due from affiliates	$ 810,000,000	$ 782,000,000
Due to Affiliates
Due to affiliates	168,000,000	3,000,000
Affiliated Entity
Due from Affiliates
Receivables related to share and cash-based compensation	776,000,000	782,000,000
Other transactions with related parties	34,000,000	0
Due from affiliates	810,000,000	782,000,000
Due to Affiliates
Borrowings on short-term credit facility	124,000,000	0
Other transactions with related parties	44,000,000	3,000,000
Due to affiliates	$ 168,000,000	$ 3,000,000